PROSPECTUS SUPPLEMENT DATED DECEMBER 11, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM DEVELOPING MARKETS FUND         AIM TRIMARK FUND
AIM TRIMARK ENDEAVOR FUND           AIM TRIMARK SMALL COMPANIES FUND


Effective December 11, 2008, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS --TRIMARK ENDEAVOR" on page 11 of the prospectus:

"Investment decisions for the fund are made by the investment management team at Invesco Trimark.

     - Clayton Zacharias (lead manager), Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Trimark and/or its affiliates since 2002. As lead manager, Mr. Zacharias generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Zacharias may perform these functions, and the nature of these functions, may change from time to time.

     - Mark Uptigrove, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Trimark and/or its affiliates since 2005. From 2004 to 2005, he was an equity analyst at Morningstar. Prior to 2004, he attended the Richard Ivey School of Business earning a Masters of Business Administration."

PROSPECTUS SUPPLEMENT DATED DECEMBER 11, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R and Y Class shares of the Fund listed below:

AIM TRIMARK ENDEAVOR FUND

Effective December 11, 2008, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on pages 7 of the prospectus:

"Investment decisions for the fund are made by the investment management team at Invesco Trimark. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Clayton Zacharias (lead manager), Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Trimark and/or its affiliates since 2002. As lead manager, Mr. Zacharias generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Zacharias may perform these functions, and the nature of these functions, may change from time to time.

     - Mark Uptigrove, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Trimark and/or its affiliates since 2005. From 2004 to 2005, he was an equity analyst at Morningstar. Prior to 2004, he attended the Richard Ivey School of Business earning a Masters of Business Administration.

         More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED DECEMBER 11, 2008

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM CHINA FUND                               AIM LIBOR ALPHA FUND
AIM DEVELOPING MARKETS FUND                  AIM TRIMARK ENDEAVOR FUND
AIM GLOBAL HEALTH CARE FUND                  AIM TRIMARK FUND
AIM INTERNATIONAL TOTAL RETURN FUND          AIM TRIMARK SMALL COMPANIES FUND
AIM JAPAN FUND

Effective, December 11, 2008, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM TRIMARK ENDEAVOR FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of October 31, 2007 (except as noted):

                         DOLLAR RANGE
                              OF                                          OTHER POOLED INVESTMENT
                         INVESTMENTS    OTHER REGISTERED MUTUAL FUNDS   VEHICLES MANAGED (ASSETS IN    OTHER ACCOUNTS MANAGED
  "PORTFOLIO MANAGER    IN EACH FUND(1)  MANAGED (ASSETS IN MILLIONS)            MILLIONS)              (ASSETS IN MILLIONS)
-------------------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF                       NUMBER OF                     NUMBER OF
                                         ACCOUNTS         ASSETS         ACCOUNTS        ASSETS        ACCOUNTS      ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                    AIM TRIMARK ENDEAVOR FUND
-------------------------------------------------------------------------------------------------------------------------------
Clayton Zacharias            None(2)       None            None             1           $1,754.5         None         None
Mark Uptigrove(3)            None(2)       None            None             1            $578.3          None         None

----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Shares of the Fund are not sold in Canada, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Fund.

(3) Mr. Uptigrove began serving as portfolio manager on AIM Trimark Endeavor Fund on December 11, 2008. Ownership information for Mr. Uptigrove has been provided as of November 30, 2008."